Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 254.6	$ 939.8	$ 128.8
Income from discontinued operations, net of tax	(48.8)	(9.1)	(18.4)
Adjustments to reconcile net income to net cash provided by operating activities-
Provision for Doubtful Accounts	21.0	16.4	30.7
Provision for government, class action, and related settlements	(12.3)	1.1	36.7
UBS Settlement proceeds, gross	0	0	100.0
Depreciation and amortization	78.8	73.1	67.6
Amortization of debt issue costs, debt discounts, and fees	4.2	6.3	6.6
Loss on disposal of assets	4.3	1.4	3.4
Loss on early extinguishment of debt	38.8	12.3	12.5
Loss on interest rate swaps	0	13.3	19.6
Equity in net income of nonconsolidated affiliates	(12.0)	(10.1)	(4.6)
Distributions from nonconsolidated affiliates	13.0	8.1	8.6
Stock-based compensation	20.3	16.4	13.4
Deferred tax expense (benefit)	36.5	(743.7)	4.1
Other	(0.6)	(1.8)	0.5
(Increase) decrease in assets-
Accounts receivable	(37.1)	(21.5)	(16.5)
Prepaid expenses and other assets	(12.5)	(7.9)	3.8
Income tax refund receivable	2.5	7.5	45.9
Increase (Decrease) in liabilities-
Accounts payable	0.8	(0.8)	4.6
Accrued payroll	3.7	0.1	(10.9)
Accrued interest payable	1.0	14.7	(0.8)
Accrued fees and expenses for derivative plaintiffs' attorneys in UBS Settlement	0	0	(26.2)
Refunds due patients and other third-party payors	(16.2)	(3.4)	3.9
Other liabilities	4.1	8.1	(0.1)
Premium received on bond issuance	4.1	0	0
Premium paid on redemption of bonds	(26.9)	0	0
Termination of forward-starting interest rate swaps designated as cash flow hedges	0	(6.9)	0
Self-insured risks	3.8	7.3	(1.6)
Government, class action, and related settlements	8.5	(2.9)	(11.2)
Net cash provided by operating activities of discontinued operations	9.1	13.2	5.7
Total adjustments	136.9	(599.7)	295.7
Net cash provided by operating activities	342.7	331.0	406.1
Cash flows from investing activities:
Purchases of property and equipment	(100.3)	(62.8)	(63.3)
Capitalized software costs	(8.8)	(6.5)	(8.0)
Acquisition of businesses, net of cash acquired	(4.9)	(34.1)	0
Proceeds from sale of restricted investments	1.2	10.4	5.0
Purchases of restricted investments	(8.4)	(26.0)	(3.8)
Net change in restricted cash	1.2	31.3	(11.7)
Net settlements on interest rate swaps not designated as hedges	(10.9)	(44.7)	(42.2)
Net investment in interest rate swap not designated as hedges	0	0	(6.4)
Other	(0.9)	(0.4)	(1.2)
Net cash provided by (used in) investing activities of discontinued operations—
Proceeds from sale of LTCHs	107.9	0	0
Other investing activities of discontinued operations	(0.7)	6.9	(1.4)
Net cash used in investing activities	(24.6)	(125.9)	(133.0)
Cash flows from financing activities:
Principal borrowings on term loan	100.0	0	0
Principal borrowings on notes	0	0	15.5
Proceeds from bond issuance	120.0	525.0	290.0
Principal payments on debt, including pre-payments	(504.9)	(751.3)	(409.2)
Borrowings on revolving credit facility	338.0	100.0	10.0
Payments on revolving credit facility	(306.0)	(22.0)	(50.0)
Principal payments under capital lease obligations	(13.2)	(14.9)	(13.4)
Dividends paid on convertible perpetual preferred stock	(26.0)	(26.0)	(26.0)
Debt amendment and issuance costs	(4.4)	(19.3)	(10.6)
Distributions paid to noncontrolling interests of consolidated affiliates	(44.2)	(34.4)	(32.7)
Other	4.3	5.2	0.9
Net cash provided by (used in) financing activities of discontinued operations	0	0	1.2
Net cash used in financing activities	(336.4)	(237.7)	(224.3)
(Decrease) increase in cash and cash equivalents	(18.3)	(32.6)	48.8
Cash and cash equivalents at beginning of year	48.3	80.7	31.7
Cash and cash equivalents of facilities at beginning of year	0.1	0.3	0.5
Less: Cash and cash equivalents of facilities in discontinued operations at end of year	0	(0.1)	(0.3)
Cash and cash equivalents at end of year	30.1	48.3	80.7
Cash (paid) received during the year for-
Interest	(115.4)	(106.1)	(121.3)
Income tax refunds	9.6	15.7	63.7
Income tax payments	(9.1)	(10.0)	(10.5)
Acquisitions of businesses:
Fair value of assets acquired	0.7	19.2	0
Goodwill, Acquisitions	1.4	12.6	0
Fair value of other liabilities assumed	0	(0.7)	0
Noncompete agreements	2.8	11.4	0
Note payable	0	(8.4)	0
Net cash paid for acquisitions	4.9	34.1	0
Securities Litigation Settlement	0	0	294.6
Other, net	$ 15.4	$ 4.5	$ 0.3